UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22924

SUSA REGISTERED FUND, L.L.C.
(Exact name of registrant as specified in charter)

c/o Susa Fund Management LLP
4400 Computer Drive
Westborough, MA 01581
(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE 19901
 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 270-1948

Date of fiscal year end:  December 31

Date of reporting period:  April 1, 2014 (commencement of operations) – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD APRIL 1, 2014 (COMMENCEMENT OF OPERATIONS)
TO JUNE 30, 2014
 ******************************* FORM N-Px REPORT *******************************

ICA File Number: 801-79119
Reporting Period: 07/01/2013 - 06/30/2014
Susa Registered Fund LLC

=========================== Susa Registered Fund LLC ===========================

SIGNET JEWELERS LIMITED

Ticker:       SIG            Security ID:  G81276100
Meeting Date: JUN 13, 2014   Meeting Type: Annual
Record Date:  APR 11, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect H. Todd Stitzer as Director       For       For          Management
1b    Elect Virginia Drosos as Director       For       For          Management
1c    Elect Dale W. Hilpert as Director       For       For          Management
1d    Elect Marianne Miller Parrs as Director For       For          Management
1e    Elect Thomas G. Plaskett as Director    For       For          Management
1f    Elect Russell Walls as Director         For       For          Management
1g    Elect Helen McCluskey as Director       For       For          Management
1h    Elect Robert Stack as Director          For       For          Management
1i    Elect Eugenia Ulasewicz as Director     For       For          Management
1j    Elect Michael W. Barnes as Director     For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management
5     Amend Bylaws                            For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SUSA REGISTERED FUND, L.L.C.

By (Signature and Title)*	/s/ Graeme White
Graeme White, Treasurer and Principal Financial Officer
(principal financial officer)

Date	July 21, 2014

*Print the name and title of signing officer under signature.